SEGMENT INFORMATION (Tables)	1 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
SEGMENT INFORMATION
Schedule of reconciliations of segment revenues

For the period from December 4, 2025 (inception) through December 31, 2025
General and administrative expenses	$659

For the Three
Months ended
March 31, 2026
(Unaudited)
General and administrative expenses	$37,269